JPMorgan Tax Aware Real Return Fund
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.4% (a)
Alabama — 3.5%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,750	1,803
Black Belt Energy Gas District, Gas Project
Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,321
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	5,250	5,439
Series 2026A, Rev., 5.00%, 12/1/2034	4,750	4,910
Series 2025 D, Rev., 5.00%, 8/1/2035 (c)	1,000	1,039
County of Jefferson sewer Series 2024, Rev., 5.25%, 10/1/2042	2,000	2,129
Lower Alabama Gas District (The), Gas Project Series 2025A, Rev., 5.00%, 12/1/2033	2,250	2,316
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000	934
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	1,000	1,018
Southeast Energy Authority A Cooperative District, Energy Supply Series 2024A, Rev., 5.00%, 11/1/2035	400	408
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000	1,057
Total Alabama		22,374
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	450	432
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	543
Total Alaska		975
Arizona — 3.7%
Arizona Industrial Development Authority, Academic of Math and Science Projects
Series 2023, Rev., 5.00%, 7/1/2038 (b)	250	251
Series 2023, Rev., 5.25%, 7/1/2043 (b)	250	251
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	1,000	1,034
City of Avondale Wastewater System
Series 2026A, Rev., 5.00%, 7/1/2034	375	417
Series 2026A, Rev., 5.00%, 7/1/2040	500	543
Series 2026A, Rev., 5.00%, 7/1/2045	550	582
City of Glendale Water and Sewer, Senior Lien
Series 2026, Rev., 5.00%, 7/1/2038	1,805	1,998
Series 2025, Rev., 5.00%, 7/1/2042	350	376
City of Mesa Utility System
Series 2026, Rev., 5.00%, 7/1/2031	1,200	1,306
Series 2025, Rev., A.G., 5.00%, 7/1/2035	1,500	1,683
City of Phoenix Civic Improvement Corp., Senior Lien Series 2018, Rev., AMT, 5.00%, 7/1/2030	1,475	1,522
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax Series 2025A, Rev., 5.00%, 7/1/2037	2,000	2,234
City of Tempe Series 2026A, GO, 5.00%, 7/1/2043	1,000	1,080
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (b)	1,900	1,857
Pinal County Electric District No. 3 Series 2016, Rev., 4.00%, 8/31/2026	150	150
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2025C, Rev., 5.00%, 1/1/2047	1,000	1,051
Series 2025C, Rev., 5.00%, 1/1/2051	1,450	1,501
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,670	5,906
Total Arizona		23,742
California — 5.5%
Alameda Unified School District-Alameda County, Election of 2022 Series C, GO, 5.00%, 8/1/2046 (d)	750	804

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	4,400	4,397
Series 2025E, Rev., 5.00%, 5/1/2035 (c)	3,000	3,166
Series 2026C, Rev., 5.25%, 2/1/2036	3,400	3,617
Series 2026B, Rev., 5.00%, 3/1/2036	1,695	1,739
Series 2026F, Rev., 5.00%, 6/1/2036	1,000	1,064
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	1,975	465
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,250	1,345
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	1,000	867
California Health Facilities Financing Authority, Rady Children's Health Series 2026B-3, Rev., 5.00%, 8/15/2036 (c)	3,000	3,384
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	2,215	1,418
California Infrastructure and Economic Development Bank, Los Angeles County Museum of Art Project Series 2026, Rev., 5.00%, 7/1/2056	750	769
California Municipal Finance Authority Series 2026A-1, Class A1, Rev., 4.05%, 7/20/2041	996	941
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Series 2023, Rev., AMT, 5.00%, 7/1/2036 (b)	500	532
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	1,440	1,440
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,120
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	10,500	981
Huntington Beach Union High School District Series 2026, COP, 5.00%, 11/1/2039 (d)	1,185	1,302
Los Angeles Department of Water and Power, Water System Series 2017A, Rev., 4.00%, 7/1/2047	500	457
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Series 2026, 5.00%, 10/1/2044	1,250	1,365
Sacramento Municipal Utility District, Subordinate Electric Series 2026G, Rev., 5.00%, 10/14/2033 (c)	1,100	1,218
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000	1,078
Southern California Public Power Authority Series 2026A, Rev., 5.00%, 11/1/2033	1,550	1,623
Total California		35,092
Colorado — 2.0%
Boulder Valley School District No. Re-2 Boulder Series 2023, GO, 4.13%, 12/1/2046	1,000	968
City and County of Broomfield Water Activity Enterprise Series 2026, Rev., 5.00%, 12/1/2040	550	598
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,518
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	1,000	916
Colorado Health Facilities Authority, Adventist Health System Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,061
Colorado Health Facilities Authority, CommonSpirit Health Series 2025A, Rev., 5.00%, 9/1/2032	1,500	1,614
Colorado Health Facilities Authority, Covenant Living Communities and Services Series 2025A, Rev., 5.00%, 12/1/2029	1,000	1,047
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000	973
Dominion Water and Sanitation District Series 2022, Rev., 5.25%, 12/1/2032	500	511
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,750	1,853
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	739
Total Colorado		12,798
Connecticut — 1.2%
Aquarion Water Authority, Connecticut Water System
Series 2026A, Rev., 5.00%, 8/1/2031	500	541
Series 2026C, Rev., Zero Coupon, 8/1/2053	1,000	246

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Aquarion Water Authority, Subordinate Water System Capital Appreciation Series 2026E, Rev., Zero Coupon, 8/1/2052	2,500	641
State of Connecticut Series 2026A, GO, 5.00%, 9/15/2033	2,000	2,224
State of Connecticut, Special Tax, Transportation Infrastructure Purpose
Series 2022A, Rev., 5.00%, 7/1/2031 (e)	915	1,000
Series 2022A, Rev., 5.00%, 7/1/2031	335	365
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,721
Total Connecticut		7,738
District of Columbia — 1.3%
District of Columbia Income Tax Series 2026A, Rev., 5.00%, 6/1/2049 (d)	3,100	3,221
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	2,750	2,960
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	279
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	1,500	1,556
Total District of Columbia		8,016
Florida — 3.2%
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,525
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	2,000	2,121
County of Miami-Dade Water and Sewer System Series 2025A, Rev., 4.50%, 10/1/2051	690	663
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	500	367
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,003
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,750	1,799
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000	1,019
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2031	4,000	4,088
Series 2020A-3, Rev., 4.00%, 10/1/2036	1,240	1,245
Lee County Industrial Development Authority, Lee Health System, Inc. Project Series 2026A-2, Rev., 5.00%, 4/1/2033 (c)	1,365	1,468
Palm Beach County School District Series 2023A, COP, 5.00%, 8/1/2036	1,000	1,089
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2046	2,000	2,125
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.25%, 11/15/2039	1,000	983
Total Florida		20,495
Georgia — 3.9%
Brookhaven Development Authority, Children's Healthcare of Atlan Series 2019A, Rev., 4.00%, 7/1/2049	1,000	900
City of Atlanta Department of Aviation Series 2025BB-1, Rev., AMT, 5.25%, 7/1/2041	1,000	1,068
City of Atlanta Water and Wastewater, Subordinate Lien Series 2026, Rev., 5.00%, 11/1/2035	990	1,118
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	500	501
Douglas County School District Series 2025, GO, 5.00%, 4/1/2037	550	615
Douglasville-Douglas County Water and Sewer Authority Series 2025, Rev., 5.00%, 6/1/2041	2,000	2,156
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2024, Rev., RAN, 5.00%, 10/15/2030	1,000	1,070
Main Street Energy, Inc., Energy Project Series 2026A, Rev., 5.00%, 10/1/2033	1,500	1,571
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	1,000	1,046
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,300	1,344
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,500	2,627

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	3,445	3,627
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	1,000	1,039
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2049	2,000	2,000
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,483
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.10%, 8/3/2026 (c)	2,880	2,880
Total Georgia		25,045
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.25%, 1/1/2037	875	938
Idaho — 0.9%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2018C, Rev., VRDO, LOC : US Bank NA, 3.00%, 8/3/2026 (c)	4,000	4,000
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	1,500	1,624
Total Idaho		5,624
Illinois — 3.7%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,216
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2026A, Rev., 5.00%, 1/1/2046	1,000	1,039
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,648
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,750	1,790
City of Chicago Series 2025B, GO, 5.50%, 1/1/2041	1,000	1,021
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,265	1,328
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	825	882
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	975	1,077
State of Illinois
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,441
Series 2024B, GO, 5.25%, 5/1/2048	1,000	1,024
Total Illinois		23,466
Indiana — 1.0%
City of Whiting Series 2019A, Rev., AMT, 4.00%, 6/10/2033 (c)	1,000	998
Indiana Finance Authority, BHI Senior Living Series 2018A, Rev., 5.00%, 11/15/2048	1,000	982
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	424
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	2,245	2,323
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project Series 2025A, Rev., 5.00%, 7/15/2036	1,585	1,742
Total Indiana		6,469
Iowa — 0.4%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,325	1,173
PEFA, Inc., Gas Project Series 2026A, Rev., 5.00%, 4/1/2035	1,500	1,573
Total Iowa		2,746
Kansas — 0.4%
City of Wichita Water and Sewer Utility Series 2016B, Rev., 4.00%, 10/1/2026	125	125
State of Kansas Department of Transportation Series 2025A, Rev., 5.00%, 9/1/2042	2,270	2,449
Total Kansas		2,574

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — 0.3%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	743
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2031	1,000	1,083
Total Kentucky		1,826
Louisiana — 0.9%
Louisiana Public Facilities Authority, 10 Calcasieu River Bridge Public Private Partenership Project Series 2024, Rev., AMT, 5.75%, 9/1/2064	750	772
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,500	1,587
Series 2025A, Rev., 5.25%, 5/15/2055	1,000	1,021
Series 2025A, Rev., 5.50%, 5/15/2055	1,000	1,045
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,082
Total Louisiana		5,507
Maine — 0.2%
Maine Municipal Bond Bank Series 2025A, Rev., 5.00%, 11/1/2032	1,000	1,107
Maryland — 0.7%
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,020
Maryland Stadium Authority, Built to Learn Series 2024, Rev., 5.00%, 6/1/2054	1,000	1,016
Maryland State Transportation Authority, Transport Facilities Project Series 2024A, Rev., 5.00%, 7/1/2036	2,000	2,212
Total Maryland		4,248
Massachusetts — 3.3%
Commonwealth of Massachusetts
Series 2026B, GO, 5.00%, 7/1/2036	1,000	1,135
Series 2025A, GO, 5.00%, 4/1/2046	1,000	1,052
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,459
Commonwealth of Massachusetts, Consolidated Loan of 2022 Series 2022E, GO, 5.00%, 11/1/2049	3,030	3,110
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024U-1, Rev., VRDO, LOC : TD Bank NA, 2.95%, 8/3/2026 (c)	10,000	10,000
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue Series 2025, Rev., 5.00%, 7/1/2029	1,000	1,043
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program Series 2025, Rev., 5.25%, 6/1/2044	1,000	1,057
Massachusetts School Building Authority, Dedicated Sales Tax Series 2025A, Rev., 5.00%, 2/15/2050	1,200	1,241
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/3/2026	1,000	1,000
Total Massachusetts		21,097
Michigan — 0.4%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	415
Michigan State Building Authority, Facility Program Series 2026I, Rev., 5.00%, 10/15/2044	1,000	1,067
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000	1,084
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Series 2021, Rev., AMT, 4.00%, 10/1/2026 (c)	125	125
Total Michigan		2,691
Minnesota — 1.1%
City of Rochester, Health Care Facilities, Mayo Clinic
Series 2026A, Rev., 5.00%, 11/15/2038	2,000	2,206
Series 2026A, Rev., 5.00%, 11/15/2042	1,000	1,079
County of Hennepin Series 2018A, GO, 5.00%, 12/1/2029	1,010	1,039

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	915	1,006
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,449
Total Minnesota		6,779
Mississippi — 0.3%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project Series 2026A, Rev., 3.70%, 4/1/2034	1,000	985
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	844
Total Mississippi		1,829
Missouri — 0.5%
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2054 (b)	465	450
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program
Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	830	894
Series 2026C, Rev., GNMA / FNMA / FHLMC, 6.00%, 5/1/2057	1,000	1,105
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000	899
Total Missouri		3,348
Nebraska — 0.5%
City of Lincoln, Electric System Series 2026, Rev., 5.00%, 9/1/2044	1,000	1,070
Metropolitan Utilities District of Omaha Water System Series 2026, Rev., 4.00%, 12/1/2044	1,000	956
Nebraska Public Power District Series 2026A, Rev., 5.00%, 7/1/2031	1,250	1,345
Total Nebraska		3,371
Nevada — 0.1%
County of Clark, Nevada Improvement District No. 158 Series 2017, 5.00%, 8/1/2034	10	10
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025B, Rev., AMT, 12.00%, 11/2/2026 (b) (c)	500	320
Total Nevada		330
New Hampshire — 0.7%
New Hampshire Business Finance Authority
Series 2026-1, Rev., 4.13%, 3/1/2036 (c)	999	962
Series 2025-1, Rev., 4.08%, 1/20/2041 (c)	1,234	1,181
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,000	1,072
Series 2025A, Rev., 5.50%, 6/1/2050	1,000	1,039
Total New Hampshire		4,254
New Jersey — 1.9%
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2023BB, Rev., 5.00%, 6/15/2046	1,250	1,290
New Jersey Transportation Trust Fund Authority, Transportation System Series 2024AA, Rev., 5.00%, 6/15/2040	1,000	1,068
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	5,000	5,119
Series 2018A, Rev., 5.00%, 6/1/2034	1,340	1,373
Series 2018A, Rev., 5.00%, 6/1/2036	2,000	2,042
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	985
Total New Jersey		11,877

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.7%
City of Farmington, San Juan Project Series 2010B, Rev., 3.88%, 6/1/2029 (c)	1,250	1,269
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	2,000	2,003
Loving Municipal School District No. 10
Series 2022, GO, 5.00%, 9/15/2026	360	361
Series 2022, GO, 5.00%, 9/15/2027	340	348
Series 2022, GO, 5.00%, 9/15/2028	300	307
Total New Mexico		4,288
New York — 12.1%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Series 2022, Rev., 5.00%, 7/1/2030	510	535
Series 2022, Rev., 5.00%, 7/1/2034	210	221
City of Albany Series 2026, GO, BAN, 4.00%, 3/19/2027	4,000	4,018
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,060
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,111
City of New York, Fiscal Year 2026
Series 2026G, GO, 5.00%, 2/1/2037	300	330
Series 2026G, GO, 5.00%, 2/1/2038	250	273
Series 2026G, GO, 5.00%, 2/1/2039	250	270
Series 2026G, GO, 5.00%, 2/1/2040	485	519
Series 2026G, GO, 5.00%, 2/1/2041	1,000	1,063
Series 2026G, GO, 5.00%, 2/1/2042	500	529
Series 2026G, GO, 5.00%, 2/1/2044	270	285
Series 2026G, GO, 5.00%, 2/1/2045	250	264
Hempstead Union Free School District Series 2026A, GO, BAN, 4.00%, 7/8/2027	3,000	3,028
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2031	1,500	1,517
Long Island Power Authority, Electric System
Series 2026C, Rev., 3.40%, 8/11/2026 (c) (d)	1,000	1,000
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	5,250	5,206
Metropolitan Transportation Authority Series 2020C-1, Rev., 5.25%, 11/15/2055	1,000	1,011
Metropolitan Transportation Authority, Climate Bond
Series 2025B, Rev., 5.00%, 11/15/2035	1,000	1,113
Series 2025A, Rev., 5.25%, 11/15/2045	1,000	1,060
New York City Housing Development Corp.
Series 2023A, Rev., 4.80%, 2/1/2053	1,000	985
Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,415	1,418
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,300	1,329
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	3,525	3,663
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2026 Series 2026, Subseries G-1, Rev., 5.00%, 11/1/2039	1,000	1,083
New York City Transitional Finance Authority Building Aid Series 2026, S-1, Rev., 5.00%, 7/15/2041	1,000	1,081
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,552
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2026 Series 2026, Subseries F-1, Rev., 5.50%, 2/1/2050	1,000	1,072

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2027
Series 2027A, Rev., 5.50%, 11/1/2051	3,000	3,217
Series 2027A, Rev., 5.00%, 11/1/2056	1,750	1,777
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., A.G. - CR, Zero Coupon, 11/15/2049	8,770	2,728
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	763
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	358
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,147
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000	1,096
New York State Dormitory Authority, Mount Sinai Obligated Group Series 2025, Rev., 5.25%, 7/1/2050	1,500	1,482
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	1,250	1,304
New York State Dormitory Authority, Personal Income Tax, General Purpose Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,001
New York State Dormitory Authority, Sales Tax
Series 2025A, Rev., 5.00%, 3/15/2043	2,555	2,744
Series 2025A, Rev., 4.25%, 3/15/2048	1,250	1,177
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2036	1,000	1,101
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2042	2,000	1,890
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,746
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2022B, Rev., 5.00%, 9/15/2032	100	111
New York State Thruway Authority, State Personal Income Tax Series 2026A, Rev., 5.00%, 9/15/2054	2,000	2,036
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,022
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,102
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	1,200	1,195
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	1,000	1,016
Onondaga Civic Development Corp., Syracuse University Project Series 2025, Rev., 4.50%, 12/1/2050	1,000	983
Port Authority of New York and New Jersey, Consolidated Series 248, Rev., 5.00%, 1/15/2050	1,000	1,037
Rensselaer County Capital Resource Corp., Energy Performance Lease, Van Rensselaer Manor Nursing Home Project Series 2026, Rev., 5.00%, 4/1/2037	1,000	1,101
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Senior Lien
Series 2026A-1, Rev., 5.00%, 11/15/2044	1,000	1,070
Series 2026A-1, Rev., 5.00%, 11/15/2049	1,045	1,083
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.25%, 12/1/2054	1,000	1,036
TSASC, Inc. Series A, Rev., 5.00%, 6/1/2041	1,000	1,005
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (b)	1,000	993
Total New York		76,917
North Carolina — 2.1%
County of Cabarrus Series 2026B, Rev., 5.00%, 8/1/2040	1,000	1,098
County of Harnett, Limited Tax Series 2025, Rev., 5.00%, 4/1/2041	335	358
County of Wake
Series 2021, GO, 5.00%, 4/1/2028	1,315	1,365
Series 2025A, Rev., 5.00%, 5/1/2038	1,000	1,100

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 2025A, Rev., 5.00%, 5/1/2039	1,000	1,091
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.13%, 12/1/2026 (c)	1,455	1,454
Inlivian, Multi- Family Housing Trella Uptown Project Series 2022, Rev., 3.20%, 6/1/2027 (c)	1,000	1,000
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	885	948
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	1,985	2,220
Series 59-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2057	1,000	1,113
Series 61, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2057	1,000	1,135
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250	251
State of North Carolina, Limited Obligation Series 2017B, Rev., 5.00%, 5/1/2027	100	102
Total North Carolina		13,235
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	233
Ohio — 3.4%
American Municipal Power, Inc., GreenUp Hydroelectric Project Series 2025A, Rev., 5.00%, 2/15/2044	1,000	1,048
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2035	1,000	1,050
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,320	4,779
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	8,410	559
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2025A, Rev., 5.00%, 11/1/2040	1,000	1,056
County of Cuyahoga Series 2026, GO, 5.00%, 12/1/2043	2,000	2,146
County of Cuyahoga, Limited Tax Series 2026, GO, 5.25%, 12/1/2056	1,000	1,046
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.25%, 9/1/2049	1,250	1,253
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,140	2,177
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	1,250	1,255
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2023B, Rev., 5.00%, 12/1/2033	2,000	2,217
Ohio Water Development Authority, State Rovolving Series 2026A, Rev., 5.00%, 12/1/2045	1,250	1,338
Olentangy Local School District, Unlimited Tax Various Purpose Series 2026, GO, 5.00%, 12/1/2043	1,000	1,073
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2040	760	795
Total Ohio		21,792
Oklahoma — 1.2%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project Series 2025A, Rev., 5.00%, 7/1/2036	1,000	1,116
Oklahoma Development Finance Authority, Health System, OU Medicine Project
Series 2018B, Rev., 5.50%, 8/15/2052	525	524
Series 2018B, Rev., 5.50%, 8/15/2057	1,500	1,483
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	990	1,091
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	1,350	1,468
Oklahoma Water Resources Board, Clean Water Program Series 2025A, Rev., 5.00%, 4/1/2045	1,000	1,057
Oklahoma Water Resources Board, State Loan Program Series 2023C, Rev., 5.00%, 10/1/2037	810	880
Total Oklahoma		7,619

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	2,500	1,709
State of Oregon Department of Transportation, Subordinate Lien
Series 2026A, Rev., 5.00%, 11/15/2039	500	545
Series 2026A, Rev., 5.00%, 11/15/2041	125	135
Total Oregon		2,389
Other — 0.5%
2026 Loan Holding-1 Series CR-2026, Rev., (SIFMA Municipal Swap Index Yield + 0.88%), 3.04%, 8/11/2026 (b) (f)	1,000	995
FHLMC Multifamily VRD Certificates
Series ML-33, Rev., 4.51%, 10/25/2040 (c)	997	1,011
Series ML-29, Rev., 4.87%, 1/25/2043 (c)	992	1,003
Total Other		3,009
Pennsylvania — 2.8%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2027	500	509
Series 2018, Rev., 5.00%, 6/1/2028	880	914
Series 2018, Rev., 5.00%, 6/1/2029	380	394
Commonwealth of Pennsylvania
Series 2024B, GO, 4.00%, 8/15/2041	1,695	1,642
Series 2024-1, GO, 4.00%, 8/15/2042	1,815	1,750
Delaware River Port Authority Series 2025, Rev., 5.00%, 1/1/2037	1,000	1,108
Delaware Valley Regional Finance Authority Series C, Rev., (3-MONTH CME TERM SOFR + 0.75%), 3.38%, 9/1/2026 (f)	500	479
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,500	1,528
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Series 2022, Rev., AMT, A.G., 5.00%, 12/31/2057	1,695	1,693
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024 -147A, Rev., 6.25%, 10/1/2054	917	994
Series 2024-146A, Rev., 6.25%, 10/1/2054	885	954
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,475	1,639
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,456
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 6/1/2031	1,285	1,397
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2026	1,500	1,500
Total Pennsylvania		17,957
Puerto Rico — 1.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	4,505	887
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	748	763
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	906
Series A-2, Rev., 4.33%, 7/1/2040	1,250	1,220
Series A-1, Rev., 5.00%, 7/1/2058	3,475	3,339
Total Puerto Rico		7,115
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Series 2024, Rev., 5.00%, 5/15/2041	1,000	1,034
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,500	1,476
Total Rhode Island		2,510

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 1.0%
Medical University Hospital Authority, An Agency of The State of south Carolina FHA Insured Hospital Mortgage, Indian Land Project Series 2025, Rev., FHA, 5.25%, 11/15/2050	1,500	1,539
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	1,000	981
South Carolina Jobs-Economic Development Authority, International Paper Co. Project Series 2023A, Rev., AMT, 3.95%, 4/1/2033	2,000	2,012
South Carolina Public Service Authority Series 2025A, Rev., 5.00%, 12/1/2046	1,500	1,560
Total South Carolina		6,092
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	985	1,097
Tennessee — 4.3%
City of Murfreesboro Series 2021, GO, 5.00%, 6/1/2029	275	292
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2059	1,000	1,027
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2026B, Rev., 5.00%, 7/1/2032	1,000	1,078
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,260	1,192
Metropolitan Government of Nashville and Davidson County Series 2024C, GO, 5.00%, 1/1/2040	1,000	1,072
Metropolitan Government of Nashville and Davidson County, Electric System Series 2024A, Rev., 5.00%, 5/15/2040	1,025	1,106
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,621
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,437
Rutherford County Health and Educational Facilities Board, Ascension Senior Credit Group Series 2025B1, Rev., 5.00%, 11/15/2030 (c)	2,000	2,134
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,110	1,155
Series 2024A, Rev., 5.25%, 9/1/2034	2,960	3,192
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	7,265	7,317
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	4,685	4,794
Total Tennessee		27,417
Texas — 11.7%
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000	1,056
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	2,000	2,194
Series 2024C, Rev., 5.00%, 8/15/2034	1,250	1,374
City of Austin Series 2025, GO, 5.00%, 9/1/2041	2,200	2,359
City of El Paso Water and Sewer Series 2026, Rev., 5.00%, 3/1/2041	1,000	1,060
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,000	1,012
Series 2024B, Rev., AMT, 5.25%, 7/15/2033	2,000	2,126
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., A.G., 5.75%, 12/1/2032 (e)	5,550	6,331
City of Killeen, Combination Tax
Series 2025, GO, 4.00%, 8/1/2041	1,455	1,400
Series 2025, GO, 4.13%, 8/1/2042	2,555	2,466
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	1,000	884
City of Round Rock Series 2024, GO, 5.00%, 8/15/2027	1,240	1,269

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of San Antonio Airport System
Series 2026, Rev., AMT, 5.50%, 7/1/2056 (d)	2,500	2,613
Series 2026, Rev., AMT, 5.00%, 7/1/2060 (d)	3,000	2,982
City of San Antonio Electric and Gas Systems Series 2026A, Rev., 3.00%, 12/1/2029 (c)	2,500	2,463
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2039	1,000	1,063
Series 2025, Rev., A.G., 5.00%, 3/1/2046	1,750	1,806
County of Harris, Permanent Improvement Tax Series 2026B, GO, 5.00%, 9/15/2048 (d)	1,250	1,293
County of Harris, Unlimited Tax Series 2026A, GO, 5.00%, 9/15/2047 (d)	500	519
County of Tarrant Series 2022, GO, 5.00%, 7/15/2033	500	538
Crandall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	500	467
Dallas Fort Worth International Airport
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	5,500	5,766
Series 2025A-2, Rev., AMT, 5.00%, 11/1/2032 (c)	1,000	1,070
Dallas Independent School District, Unlimited Tax Series 2026A, GO, PSF-GTD, 4.25%, 2/15/2046	25	24
Harris County Hospital District, Limited Tax Series 2026, GO, 5.00%, 2/15/2031	1,035	1,114
Hurst-Euless-Bedford Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 8/15/2050	2,100	1,892
Lewisville Independent School District, Unlimited Tax Series 2025, GO, PSF-GTD, 4.00%, 8/15/2041	2,500	2,399
Lower Colorado River Authority, LCRA Transmission Services Corp. Project Series 2019A, Rev., 5.00%, 5/15/2029	1,050	1,106
Lower Colorado River Authority, LCRA Transmission Services Corp., Project Series 2021, Rev., 5.00%, 5/15/2029	1,145	1,206
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,849
New Caney Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000	884
New Hope Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc., Project Series 2025, Rev., 5.25%, 1/1/2036	1,000	1,069
New Hope Higher Education Finance Corp., Texas Christian University Project Series 2026A, Rev., 5.00%, 3/15/2043	1,000	1,058
North Texas Municipal Water District Water System Series 2025, Rev., 5.00%, 9/1/2036	1,000	1,107
Round Rock Independent School District Series 2025B, GO, PSF-GTD, 5.00%, 8/1/2039	1,000	1,091
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	1,000	1,027
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Series 2025C1, Rev., 5.00%, 11/15/2032 (c)	2,000	2,158
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2022A, Rev., 4.00%, 7/1/2053	1,000	854
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,500	2,712
Texas Department of Housing and Community Affairs Series 2026A, Rev., GNMA COLL, 6.00%, 1/1/2057	995	1,099
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,250	1,295
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	1,250	1,218
Texas Water Development Board, State Water Implementation Fund
Series 2019A, Rev., 5.00%, 10/15/2026	1,000	1,005
Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,046
Series 2024A, Rev., 4.00%, 10/15/2042	1,075	1,026
Series 2024A, Rev., 4.25%, 10/15/2051	1,000	920
Trinity River Authority, Walker-Calloway System Series 2018, Rev., 5.00%, 2/1/2031	220	226
Total Texas		74,496
Utah — 0.2%
Utah Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	945	1,038

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 2.3%
Albemarle County Economic Development Authority, Albemarle County Projects Series 2026, Rev., 4.00%, 6/1/2045	1,275	1,216
City of Richmond Public Utility Series 2026B, Rev., 5.00%, 1/15/2032	1,000	1,098
Henrico County Economic Development Authority, Westminster-Canterbury Corp. Series 2020, Rev., 4.00%, 10/1/2040	330	313
Virginia Port Authority Series 2025, Rev., 5.00%, 7/1/2042	1,500	1,595
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,486
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2038	2,000	2,217
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,650
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project Series 2017, Rev., AMT, 5.00%, 12/31/2056	1,000	979
Total Virginia		14,554
Washington — 2.4%
State of Washington Series 2026A, GO, 5.00%, 8/1/2037	2,000	2,218
State of Washington Motor Vehicle Fuel Tax Series 2024B, GO, 5.00%, 6/1/2045	2,000	2,095
State of Washington, Various Purpose
Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,367
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,100
Series 2025A, GO, 5.00%, 8/1/2046	2,500	2,622
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	500	501
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (b)	1,415	1,380
Total Washington		15,283
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project Series 2025, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000	1,020
Wisconsin — 2.3%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (b)	130	115
Public Finance Authority, Astro Texas Land Projects Series 2025, Rev., 5.00%, 12/15/2036 (b)	491	482
Public Finance Authority, Georgia SR 400 Express Lanes Project Series 2025, Rev., AMT, 5.75%, 12/31/2065	1,000	1,032
Public Finance Authority, Maniilaq Association Employee Housing Project Series 2026, Rev., 5.00%, 12/1/2034	1,650	1,741
Public Finance Authority, Senior Lien
Series 2024, Rev., AMT, 5.50%, 7/1/2044	1,000	1,019
Series 2024, Rev., AMT, 5.75%, 7/1/2049	2,000	2,060
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 3.05%, 8/3/2026 (c)	1,500	1,500
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	1,000	1,070
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.95%, 8/3/2026 (c)	1,985	1,985
Wisconsin Health and Educational Facilities Authority, Museum of Nature and Culture, Inc., Project Series 2026, Rev., 6.50%, 11/1/2036 (b)	1,430	1,456
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	920	982
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	960	1,033
Total Wisconsin		14,475

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.2%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	1,615	1,441
Total Municipal Bonds (Cost $579,464)		580,333
	SHARES (000)
Short-Term Investments — 7.7%
Investment Companies — 6.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.39% (g) (h) (Cost $42,174)	42,170	42,179
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bills, 3.60%, 8/11/2026 (i) (Cost $6,494)	6,500	6,495
Total Short-Term Investments (Cost $48,668)		48,674
Total Investments — 99.1% (Cost $628,132)		629,007
Other Assets in Excess of Liabilities — 0.9%		5,835
NET ASSETS — 100.0%		634,842

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CME	Chicago Mercantile Exchange
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2026.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2026.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of July 31, 2026.
(i)	The rate shown is the effective yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note	136	09/21/2026	USD	14,962	(200)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2026 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.40% at termination	Receive	2/23/2031	USD34,200	—	515	515
CPI-U at termination	2.40% at termination	Receive	7/16/2031	USD169,330	(57)	461	404
CPI-U at termination	2.41% at termination	Receive	7/16/2031	USD132,640	(240)	538	298
					(297)	1,514	1,217
CPI-U at termination	2.64% at termination	Receive	6/5/2031	USD32,330	—	(93)	(93)
CPI-U at termination	2.65% at termination	Receive	6/3/2031	USD6,885	—	(20)	(20)
CPI-U at termination	2.74% at termination	Receive	5/5/2031	USD6,785	—	(12)	(12)
					—	(125)	(125)
					(297)	1,389	1,092

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at July 31, 2026 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.34%

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$580,333	$—	$580,333
Short-Term Investments
Investment Companies	42,179	—	—	42,179

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$6,495	$—	$6,495
Total Short-Term Investments	42,179	6,495	—	48,674
Total Investments in Securities	$42,179	$586,828	$—	$629,007
Appreciation in Other Financial Instruments
Swaps	$—	$1,514	$—	$1,514
Depreciation in Other Financial Instruments
Futures Contracts	$(200)	$—	$—	$(200)
Swaps	—	(125)	—	(125)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(200)	$1,389	$—	$1,189
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.39% (a) (b)	$37,983	$169,613	$165,421	$2	$2	$42,179	42,170	$805	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.